CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash, cash equivalents and restricted cash	¥ 3,339	¥ 79
Trade receivable	16,678	12,568
Prepaid expenses and other receivable	8,931	11,916
Total current assets	28,948	24,563
NON-CURRENT ASSETS
Long term investments	1,960	0
Intangible asset	44,168	46,102
Non-current downpayment	8,533	0
Right-of of-use asset	645	193
Total non-current assets	55,306	46,295
TOTAL ASSETS	84,254	70,858
CURRENT LIABILITIES
Convertible notes payable	5,393	12,922
Trade payable	2,422	1,302
Salary and benefit payable	4,262	3,764
Income taxes payable	2,442	1,711
Other payable	22,424	22,780
Lease liability	657	330
TOTAL LIABILITIES	37,600	42,809
SHAREHOLDERS' (DEFICIT) /EQUITY
Share capital	34,171	4,985
Additional paid-in capital	511,800	512,327
Statutory reserve	565	346
Currency translation reserve	43,607	45,625
Accumulated losses	(543,489)	(535,234)
TOTAL SHAREHOLDERS' (DEFICIT)/EQUITY	46,654	28,049
TOTAL (DEFICIT)/EQUITY AND LIABILITIES	¥ 84,254	¥ 70,858